Financial Instruments - Additional Information (Detail) - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Transfers between Level 1 and Level 2 fair value measurements, financial assets	$ 0	$ 0
Transfers between Level 1 and Level 2 fair value measurements, financial liabilities	0	0
Transfers between Level 2 and Level 1 fair value measurements, financial assets	0	0
Transfers between Level 2 and Level 1 fair value measurements, financial liabilities	0	0
Transfers into Level 3 fair value measurements, financial assets	0	0
Transfers into Level 3 fair value measurements, financial liabilities	0	0
Transfers out of Level 3 fair value measurements, financial assets	0	0
Transfers out of Level 3 fair value measurements, financial liabilities	0	0
Gain (loss) recognized due to discontinuation of cash flow hedge accounting	93,000	(222,000)	$ 543,000
Outstanding swap agreement	0
Trade receivables	100,522,000	83,118,000
Unbilled revenue	87,032,000	66,403,000
Unused lines of credit	$ 96,149,000
Level 3 [member] | Non-recurring fair value measurement [member]
Disclosure of detailed information about financial instruments [line items]
Fair value measurement for Auto Claim BPM CGU			34,086,000
Disposal cost			$ 494,000
Currency risk [member]
Disclosure of detailed information about financial instruments [line items]
Rate of appreciation or depreciation of the foreign currencies against the functional currency of the company	10.00%
Effect on statement of profit before tax from operating activities due to appreciation or depreciation of the foreign currencies against the functional currency of the company	$ 5,876,000
Currency risk [member] | UK Pound Sterling [member]
Disclosure of detailed information about financial instruments [line items]
Rate of appreciation or depreciation of the foreign currencies against the functional currency of the company	10.00%
Effect on statement of profit before tax from operating activities due to appreciation or depreciation of the foreign currencies against the functional currency of the company	$ 32,736,000
Currency risk [member] | Indian Rupees [member]
Disclosure of detailed information about financial instruments [line items]
Rate of appreciation or depreciation of the foreign currencies against the functional currency of the company	10.00%
Effect on statement of profit before tax from operating activities due to appreciation or depreciation of the foreign currencies against the functional currency of the company	$ 40,997,000
Credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Trade receivables	100,522,000	83,387,000
Unbilled revenue	87,032,000	$ 66,403,000
Interest rate swap contracts [member]
Disclosure of detailed information about financial instruments [line items]
Gain (loss) on cash flow hedges, expected to be reclassified from other comprehensive income into profit (loss)	$ 2,135,000
Reclassification period for cash flow hedges	24 months